Supplementary Income Statement and Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Supplementary Income Statement And Cash Flow Information
Schedule of Supplementary Income Statement Information

	Year Ended January 31
	2011	2010	2009
	(in millions)
Depreciation and amortization expense for property, plant and equipment and assets acquired under capital leases	$70	$64	$58

Internal research and development costs included in selling, general and administrative expenses	$55	$49	$46

Impairment losses for goodwill	$—	$—	$2

Impairment losses for intangible assets	$—	$6	$3

Schedule Of Supplementary Cash Flow Information

	Six Months Ended July 31
	2011	2010
	(in millions)
Stock exchanged upon exercise of stock options	$14	$30

Vested stock issued as settlement of annual bonus accruals	$3	$4

Increase (decrease) in accrued stock repurchases	$13	$(24)

Fair value of assets acquired in acquisitions	$29	$167
Less: cash paid in acquisitions, net of cash acquired of $1 million in fiscal 2011	(26)	(140)

Liabilities assumed in acquisitions	$3	$27

Cash paid for interest (including discontinued operations)	$52	$35

Cash paid for income taxes (including discontinued operations)	$121	$157

	Year Ended January 31
	2011	2010	2009
	(in millions)
Increase (decrease) in accrued stock repurchases	$(17)	$24	$(6)

Fair value of assets acquired in acquisitions	$470	$314	$224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(382)	(256)	(201)
Non-cash consideration	—	(3)	—
Accrued acquisition payables, net	(4)	(10)	(9)

Liabilities assumed in acquisitions	$84	$45	$14

Cash paid for interest (including discontinued operations)	$71	$71	$77

Cash paid for income taxes (including discontinued operations)	$361	$273	$269

In-kind dividend distributed by Science Applications to SAIC	$—	$—	$188